SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2018
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
14.	SHAREHOLDERS’ EQUITY

Share Repurchases

In November 2018, the Company’s board of directors approved a $50.0 million share repurchase program expiring in December 2019. Under this program, the Company may make share repurchases from time to time in the open market or in privately negotiated transactions.

During the year ended December 31, 2018, the Company did not repurchase any shares. During the year ended December 31, 2017, the Company repurchased 4,274,569 shares at an average price of $13.35 per share, or $57.1 million, before commissions and fees.  During the year ended December 31, 2016, the Company repurchased 3,414,960 shares at an average price of $11.73 per share, or $40.1 million, before commissions and fees.

Dividends

No dividends were declared or paid during the years ended December 31, 2018, 2017 or 2016.

Share Issuances

In connection with the AirAsia Transactions, on July 13, 2018, the Company issued and sold a total of 1,333,334 common shares in the form of ADSs, at a purchase price of $15.00 per share, to Meridian Aviation Partners Limited and certain other affiliates of Onex Corporation (collectively, “Onex”) and members of the management team of BBAM LP in private placement transactions, for aggregate proceeds of $20.0 million. All Fly common shares held by Onex, and the newly issued Fly common shares held by members of the management team of BBAM LP, are subject to a 180-day lock-up from the date of issuance. In addition, on August 30, 2018, the Company issued 3,333,333 common shares in the form of ADSs, valued at $15.00 per share, to AirAsia, as partial consideration in the AirAsia Transactions. The Fly common shares issued to AirAsia are subject to lock-up restrictions until 2021, as well as voting and standstill undertakings until AirAsia and its affiliates own less than 10% of Fly’s outstanding shares. The Company has agreed to register the common shares issued to Onex, members of the management team of BBAM LP and AirAsia for resale with the Securities and Exchange Commission.

During the year ended December 31, 2017, the Company issued 1,481 shares in connection with SARs that were exercised.

During the year ended December 31, 2016, the Company issued no shares.